Other equity - Summary of Other Components of Equity (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Disclosure Of Detailed Information About Other Equity Interest Of Equity [line Items]
Other equity interest	₨ 8,908	$ 95	₨ 7,345
Other equity interest
Disclosure Of Detailed Information About Other Equity Interest Of Equity [line Items]
Other equity interest	₨ 8,908	$ 95	₨ 7,345	₨ 2,689